Taxes	12 Months Ended
Dec. 31, 2023
Taxes
Taxes

11. Taxes

The following table reconciles Vermilion’s deferred tax asset and liability:

	As at
	Dec 31, 2023	Dec 31, 2022
Deferred tax assets:
Non-capital losses	632,870	200,781
Derivative contracts	(89,619)	—
Other	(437)	39
Stock based compensation	6,757	—
Asset retirement obligations	77,292	5,818
Capital assets	(447,463)	(81,105)
Unrealized foreign exchange	2,651	—
Deferred tax assets	182,051	125,533
Deferred tax liabilities:
Derivative contracts	—	58,941
Asset retirement obligations	105,147	100,670
Capital assets	279,889	734,146
Stock based compensation	—	(5,805)
Other	6,275	(16,322)
Unrealized foreign exchange	—	(4,282)
Non-capital losses	(10,341)	(390,008)
Deferred tax liabilities	380,970	477,340

Income tax expense differs from the amount that would have been expected if the reported earnings had been subject only to the statutory Canadian income tax rate as follows:

	Year Ended
	Dec 31, 2023	Dec 31, 2022
(Loss) earnings before income taxes	(278,282)	2,051,099
Canadian corporate tax rate	24.35%	24.60%
Expected tax (recovery) expense	(67,762)	504,570
(Decrease) increase in taxes resulting from:
Petroleum resource rent tax rate (PRRT) differential (1)	(14,177)	13,729
Foreign tax rate differentials (2) (3)	33,404	101,701
Equity based compensation expense	(1,914)	(11,610)
Amended returns and changes to estimated tax pools and tax positions	(7,664)	(5,691)
Statutory rate changes and the estimated reversal rates on temporary differences (3)	(17,474)	14,274
Derecognition (recognition) of deferred tax assets	202,216	(118,304)
Non-taxable amounts related to business combinations	(172,692)	—
Windfall taxes (3)	78,426	222,859
Other non-deductible items	(73,058)	16,509
Provision for income taxes	(40,695)	738,037
(1)	In Australia, current taxes include both corporate income tax rates and PRRT. For both 2023 and 2022, corporate income tax rates were applied at a rate of 30% and PRRT was applied at a rate of 40%.
(2)	The applicable tax rates for 2023 were: 25.8% in France, 50.0% in the Netherlands, 31.2% in Germany, 25.0% in Ireland, and 21.0% in the United States (2022: 25.8% in France, 50.0% in the Netherlands, 31.3% in Germany, 25.0% in Ireland, and 21.0% in the United States).
(3)	On October 6, 2022 the Council of the European Union adopted a regulation that implemented a temporary windfall tax on the profits of oil and gas producers resident in the European Union. This windfall tax was referred to as a temporary solidarity contribution and was calculated on the amount by which the taxable profits for the elected years exceeded the greater of zero and 120% of the average taxable profits for the 2018 to 2021 period. The regulation required Member States to implement the temporary solidarity contribution at a minimum rate of 33% while providing Member States with the option to apply the temporary solidarity contribution to fiscal years beginning on or after January 1, 2022, January 1, 2023, or both. The temporary solidarity contribution does not apply to 2024 or later years and is considered a tax pursuant to IAS 12 “Income Taxes”.

The following table summarizes the manner of implementation of the temporary solidarity contribution by the Member States in which Vermilion operates:

Jurisdiction	2024	2023
France (1)	N/A	33.0%
Netherlands (2)	N/A	33.0%
Germany	33.0%	33.0%
Ireland	75.0%	75.0%
(1)	For 2022, France implemented a windfall tax; however, did not extend for 2023.
(2)	For 2023 and 2024, Netherlands has implemented a windfall royalty which, for natural gas sales, is calculated as 65% of the excess of the realized price for a subject year versus the threshold price of €0.50/Nm3 (€13.40/mcf). This royalty is deductible against current income taxes.

At December 31, 2023, Vermilion had $3.2 billion (2022 - $2.4 billion) of unused tax losses of which $1.4 billion (2022 - $1.4 billion) relates to Vermilion's Canada segment and expire between 2030 and 2042. The majority of the remaining unused tax losses relate to Vermilion's Ireland segment and do not expire.

At December 31, 2023, Vermilion derecognized $202.2 million (2022 - recognized $118.3 million) of deferred income tax assets relating to the Canada, USA, Ireland and Australia segments as there is uncertainty as to the Company's ability to fully utilize such losses based on the forecasted commodity prices in effect as at December 31, 2023.

The aggregate amount of temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognized as at December 31, 2023 is approximately $1.0 billion (2022 – approximately $0.7 billion).

In December 2021, the Organization for Economic Co-operation and Development (“OECD”) issued model rules for a new global minimum tax framework (“Pillar Two”).  The objective of Pillar Two is to ensure that large multinational enterprises are subjected to a minimum 15% effective tax rate in each jurisdiction in which they operate.

Most of the countries where Vermilion operates are in the process of enacting, or have enacted, tax legislation to comply with Pillar Two with effect from January 1, 2024. The Company expects that Pillar Two will not have a material impact on income tax expense.

In May 2023, the IASB issued amendments to IAS 12, “Income Taxes” (“IAS 12”) to address the impacts and additional disclosure requirements related to Pillar Two. Vermilion has applied the mandatory exception required by IAS 12 and accordingly has not accounted for any related deferred income tax assets or liabilities.